Segment Information (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue	$ 47,745	$ 58,196	$ 94,563	$ 111,248
Asia
Revenue	27,266	33,574	53,917	63,945
Europe
Revenue	20,334	17,770	38,245	33,290
North America
Revenue	145	5,200	1,124	11,025
Australia
Revenue	$ 0	$ 1,652	$ 1,277	$ 2,988